Consolidated statements of cash flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Receipts from Bitcoin mining activities	$ 59,037,000	$ 7,898,000	$ 2,174,000
Payments for electricity, suppliers and employees (inclusive of GST)	(32,231,000)	(6,400,000)	(3,180,000)
Total receipts (payments)	26,806,000	1,498,000	(1,006,000)
Interest received	4,000	6,000	3,000
Other income received	0	590,000	16,000
Interest paid	(5,253,000)	(333,000)	0
Net cash from/(used in) operating activities	21,557,000	1,761,000	(987,000)
Cash flows from investing activities
Payments for property, plant and equipment	(83,654,000)	(7,300,000)	(3,914,000)
Prepayments for mining hardware	(210,593,000)	(73,815,000)	0
Payments for right-of-use assets	0	0	(160,000)
Prepayments and deposits	(22,038,000)	(250,000)	(149,000)
Advancement of loan	(1,870,000)	0	0
Proceeds from disposal of property, plant and equipment	40,000	2,000	0
Net cash used in investing activities	(318,115,000)	(81,363,000)	(4,223,000)
Cash flows from financing activities
Proceeds from issue of shares	0	0	2,684,000
Proceeds from hybrid financial instruments	107,845,000	105,662,000	4,163,000
Capital raising costs	(4,212,000)	0	(290,000)
Advance payment in relation to share-based payments	0	0	168,000
Proceeds from mining hardware finance	65,200,000	17,084,000	0
Repayment of borrowings	(12,120,000)	(2,118,000)	0
Proceeds (net of underwriting fees) from Initial Public Offering	215,331,000	0	0
Payment of borrowing transaction costs	0	(2,569,000)	0
Repayment of lease liabilities	(6,000)	(34,000)	0
Net cash from financing activities	372,038,000	118,025,000	6,725,000
Net increase in cash and cash equivalents	75,480,000	38,423,000	1,515,000
Cash and cash equivalents at the beginning of the financial year	38,990,000	1,956,000	83,000
Effects of exchange rate changes on cash and cash equivalents	(4,500,000)	(1,389,000)	358,000
Cash and cash equivalents at the end of the financial year	$ 109,970,000	$ 38,990,000	$ 1,956,000